Deposits	12 Months Ended
Dec. 31, 2011
Deposits
DEPOSITS

12. DEPOSITS

Deposits consist of the following (in thousands):

	December 31,
	2011	2010
Demand, non-interest bearing	$64,751	$60,696
NOW and Money Market	93,056	81,378
Savings	50,715	47,112
Time deposits, $100,000 or more	33,033	34,099
Other time deposits	145,110	153,505

	$386,665	$376,790

Aggregate amount of scheduled maturities of time deposits as of December 31, 2011 include the following (in thousands):

	Time Deposits
Maturing in:	$100,000 or more	Other
2012	$13,308	$63,660
2013	4,524	25,081
2014	4,276	19,031
2015	8,519	26,248
2016	1,910	10,016
Later	496	1,074

	$33,033	$145,110